Inventories	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Inventories
8.	INVENTORIES
The Company’s inventories were as follows, as at:

	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Materials and work in progress	$707.0	$709.0
Finished products	707.7	693.4
Parts, accessories and apparel	409.9	371.7
Total inventories	$1,824.6	$1,774.1
During the year ended January 31, 2026, the Company recorded $
5,782.0
million of inventories in cost of sales ($5,362.2

million for the year ended January 31, 2025). This amount includes a net
write-down on inventories of $52.4
million ($
58.6
million for the year ended January 31, 2025).